Taxes	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Taxes [Text Block]

15. Taxes

The Company is subject to corporate income taxes and other provincial and federal mining and sales taxes. There is a $65,000 receivables amount reported on the Statement of Financial Position of the Company comprised of taxes receivable from the Canadian tax authorities (federal GST credits). Although the Company has been successful in the past with applications for these credits, there is a risk that the tax claims may be denied or reduced by the tax authorities. As of December 31, 2025, the Company has a deferred tax liability of $2.3 million, resulting mainly from timing difference between the accounting and tax values of the mineral properties expenditures.

Income taxes

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2025	2024	2023
Loss for the year	$(1,611)	$(1,125)	$(3,097)
Expected income tax (recovery)	$(435)	$(304)	$(836)
Change in statutory, foreign tax, foreign exchange rates and other	(90)	131	(178)
Permanent difference	136	105	146
Share issue cost	(11)	(7)	(3)
Adjustment to prior years provision versus statutory tax returns	1,006	(140)	476
Change in unrecognized deductible temporary differences	377	215	395
Total income tax expense (recovery)	$983	$-	$-

Current income tax	$-	$-
Deferred tax expense	$983	$-

The significant components of the Company's deferred tax assets and liabilities are as follows:

	2025	2024	2023
Deferred Tax Assets (liabilities)
Mineral property interests	$(4,236)	$(2,651)	$(1,881)
Equipment	128	106	115
Non-capital losses	1,797	1,280	389
Net deferred tax liability	$(2,311)	$(1,265)	$(1,377)

The significant components of the Company's temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	2025	Expiry Date Range	2024	Expiry Date Range	2023	Expiry Date Range
Temporary Differences
Mineral property interests	$3,363	No expiry date	$3,217	No expiry date	$3,667	No expiry date
Equipment	936	No expiry date	854	No expiry date	888	No expiry date
Lease liability	102	No expiry date	150	No expiry date	215	No expiry date
Share issue costs	93	2046 to 2049	175	2045 to 2048	297	2044 to 2047
Marketable securities	1,073	No expiry date	1,022	No expiry date	916	No expiry date
Allowable capital losses and other	187	No expiry date	105	No expiry date	87	No expiry date
Non-capital losses available for future period	14,633	See below	13,708	See below	13,067	See below
Canada	14,343	2030 to 2045	12,278	2030 to 2044	12,653	2030 to 2043
USA	290	No expiry date	1,430	No expiry date	414	No expiry date